RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party transactions
a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Certain senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”)	A principal shareholder of the Company
WuXi Biologics (Cayman) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Company

b)	The Group had the following related party balances as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	US$	US$
WuXi AppTec Group	503,941	118,594
WuXi Biologics (Cayman) Inc.	115,491	102,416
Certain senior management personnel.	—	1,017
Total amounts due from related parties	619,432	222,027

As of December 31, 2022 and 2023, the amounts due from related parties mainly represented prepayments made for the CRO and CMO services.

	As of December 31,
	2022	2023
	US$	US$
WuXi Biologics (Cayman) Inc.	17,840,876	16,371,593
WuXi AppTec Group	1,482,461	341,716
Certain senior management personnel.	—	1,017
Total amounts due to related parties	19,323,337	16,714,326

As of December 31, 2022 and 2023, the amounts due to related parties mainly represented payables for the CRO and CMO services.

c)	The Group had the following related party transactions during the years ended December 31, 2021, 2022 and 2023:

	For the years ended
	December 31,
	2021	2022	2023
	US$	US$	US$
Receipt of CRO and CMO services:
WuXi Biologics (Cayman) Inc.	12,561,276	27,764,750	1,868,815
WuXi AppTec Group	517,742	7,362,713	787,602
Certain senior management personnel.	—	—	4,087
	13,079,018	35,127,463	2,660,504